Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding
SEC-defined
executive “compensation actually paid” (“CAP”) for the fiscal years listed below in a pay versus performance (“PVP”) table.    The PVP table shows CAP for Kevin S. Kim, our President & Chief Executive Officer, who has been identified the principal executive officer (“PEO”) and the average CAP for our other NEOs. Also as required by the SEC, this section compares CAP to various measures used to gauge performance at the Company. You should refer to our CD&A for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions. Compensation decisions are made independently of disclosure requirements.

Pay Versus Performance Table – Compensation Definitions
Salary, Bonus,
Non-Equity
Incentive Plan Compensation and All Other Compensation are each calculated in the same manner for purposes of both CAP and
Summary Compensation Table
(also referred to as “SCT”) values. The primary difference between the calculation of CAP and SCT total compensation is the calculation of the value of “Stock Awards” and “Option Awards,” with the differences in how these awards are valued for purposes of SCT total and CAP described in the footnotes below.
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table total for PEO	Compensation actually paid to PEO (2)(3)	Average summary compensation table total for non-PEO NEOs (2)	Average compensation actually paid to non-PEO NEOs (2)	Total Stockholder Return	Peer Group Total Stockholder Return (3)	Net Income (in millions)	EPS

2022	$3,560,324	$3,098,642	$604,200	$538,124	$99	$116	$218	$1.81

2021	$3,356,442	$3,886,346	$872,446	$996,037	$110	$125	$205	$1.66

2020	$2,823,802	$2,122,078	$822,295	$670,951	$78	$91	$112	$0.90

(1)	The PEO and non-PEO NEOs are each indicated in the table below for each fiscal year.

Year	PEO	Non-PEO NEOs

2022	Kevin S. Kim	Kyu S. Kim, Peter J. Koh, Thomas P. Stenger, Alex Ko

2021	Kevin S. Kim	David P. Malone, Kyu S. Kim, Thomas P. Stenger, Alex Ko

2020	Kevin S. Kim	David P. Malone, Kyu S. Kim, Thomas P. Stenger, Alex Ko

(2)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s
Summary Compensation Table
total, and the average of the
Non-PEO
NEOs
Summary Compensation Table
total, with the following amounts being added or deducted from the applicable total compensation:

Adjustments from Summary Compensation Table	PEO			Non-PEO NEOs
	2022	2021	2020	2022	2021	2020

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table (a)	$(1,428,155)	$(1,293,088)	$(1,134,628)	$(232,490)	$(265,504)	$(239,245)

Increase based on fair value of awards granted during the covered fiscal year that remain unvested as of year-end, determined as of year-end (b)	$1,224,340	$1,359,961	$1,447,187	$193,821	$270,365	$279,249

Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date (b)	—	—	—	$374	—	—

Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year (b)	$(287,720)	$207,858	$(748,484)	$(37,420)	$48,129	$(136,321)

Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year (b)	$29,852	$255,172	$(265,799)	$9,639	$70,600	$(55,027)

TOTAL Adjustments	$(461,683)	$529,904	$(701,724)	$(66,075)	$123,591	$(151,344)

(a)
Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. In addition, we do not sponsor or maintain any defined benefit pension plans and, therefore, no deduction was made related to pension value. Finally, certain performance awards granted in prior fiscal years failed to meet applicable vesting conditions during the applicable fiscal years, which is reflected in the adjustments.

(b)
For CAP purposes, the fair value of stock awards was determined in accordance with FASB ASC Topic 718. The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end
or vesting dates and projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amounts of 150%. The closing price of the Company’s Common Stock on December 31, 2022, 2021 and 2020 was $12.81, $14.71 and $10.91, respectively. With regards to the fair value of each LTIP performance based relative TSR award, the value was determined assuming the most probable outcome achieved using the Monte-Carlo simulation model, as well as projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amount of 150%. The below chart shows the fair value at December 31, 2022, 2021 and 2020 based on the Monte Carlo simulation model, as well as the grant date fair values based on the model:

	Fair Value as of
Description of Award	December 31, 2022	December 31, 2021	December 31, 2020	Grant Date

2022 LTIP (Performance-Based Relative TSR)	$10.02	N/A	N/A	$17.21

2021 LTIP (Performance-Based Relative TSR)	$12.77	$15.78	N/A	$16.09

2020 LTIP (Performance-Based Relative TSR)	$12.81	$11.60	$7.86	$5.77

(3)
The total stockholder return was determined using a $100 investment on December 31, 2019 and includes stock price appreciation, plus reinvested dividends as of December 31, 2020 and valued again on each of December 31, 2021 and December 31, 2022. The peer group total stockholder return was calculated in the same manner (which includes stock price appreciation, plus reinvested dividends) based on the cumulative total return of the KBW Regional Banking Index.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]
(1)	The PEO and non-PEO NEOs are each indicated in the table below for each fiscal year.

Year	PEO	Non-PEO NEOs

2022	Kevin S. Kim	Kyu S. Kim, Peter J. Koh, Thomas P. Stenger, Alex Ko

2021	Kevin S. Kim	David P. Malone, Kyu S. Kim, Thomas P. Stenger, Alex Ko

2020	Kevin S. Kim	David P. Malone, Kyu S. Kim, Thomas P. Stenger, Alex Ko

Peer Group Issuers, Footnote [Text Block]	The peer group total stockholder return was calculated in the same manner (which includes stock price appreciation, plus reinvested dividends) based on the cumulative total return of the KBW Regional Banking Index.
PEO Total Compensation Amount	$ 3,560,324	$ 3,356,442	$ 2,823,802
PEO Actually Paid Compensation Amount	$ 3,098,642	3,886,346	2,122,078
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s
Summary Compensation Table
total, and the average of the
Non-PEO
NEOs
Summary Compensation Table
total, with the following amounts being added or deducted from the applicable total compensation:

Adjustments from Summary Compensation Table	PEO			Non-PEO NEOs
	2022	2021	2020	2022	2021	2020

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table (a)	$(1,428,155)	$(1,293,088)	$(1,134,628)	$(232,490)	$(265,504)	$(239,245)

Increase based on fair value of awards granted during the covered fiscal year that remain unvested as of year-end, determined as of year-end (b)	$1,224,340	$1,359,961	$1,447,187	$193,821	$270,365	$279,249

Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date (b)	—	—	—	$374	—	—

Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year (b)	$(287,720)	$207,858	$(748,484)	$(37,420)	$48,129	$(136,321)

Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year (b)	$29,852	$255,172	$(265,799)	$9,639	$70,600	$(55,027)

TOTAL Adjustments	$(461,683)	$529,904	$(701,724)	$(66,075)	$123,591	$(151,344)

(a)
Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. In addition, we do not sponsor or maintain any defined benefit pension plans and, therefore, no deduction was made related to pension value. Finally, certain performance awards granted in prior fiscal years failed to meet applicable vesting conditions during the applicable fiscal years, which is reflected in the adjustments.

(b)
For CAP purposes, the fair value of stock awards was determined in accordance with FASB ASC Topic 718. The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end
or vesting dates and projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amounts of 150%. The closing price of the Company’s Common Stock on December 31, 2022, 2021 and 2020 was $12.81, $14.71 and $10.91, respectively. With regards to the fair value of each LTIP performance based relative TSR award, the value was determined assuming the most probable outcome achieved using the Monte-Carlo simulation model, as well as projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amount of 150%. The below chart shows the fair value at December 31, 2022, 2021 and 2020 based on the Monte Carlo simulation model, as well as the grant date fair values based on the model:

	Fair Value as of
Description of Award	December 31, 2022	December 31, 2021	December 31, 2020	Grant Date

2022 LTIP (Performance-Based Relative TSR)	$10.02	N/A	N/A	$17.21

2021 LTIP (Performance-Based Relative TSR)	$12.77	$15.78	N/A	$16.09

2020 LTIP (Performance-Based Relative TSR)	$12.81	$11.60	$7.86	$5.77

Non-PEO NEO Average Total Compensation Amount	$ 604,200	872,446	822,295
Non-PEO NEO Average Compensation Actually Paid Amount	$ 538,124	996,037	670,951
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). The CAP was calculated beginning with the PEO’s
Summary Compensation Table
total, and the average of the
Non-PEO
NEOs
Summary Compensation Table
total, with the following amounts being added or deducted from the applicable total compensation:

Adjustments from Summary Compensation Table	PEO			Non-PEO NEOs
	2022	2021	2020	2022	2021	2020

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table (a)	$(1,428,155)	$(1,293,088)	$(1,134,628)	$(232,490)	$(265,504)	$(239,245)

Increase based on fair value of awards granted during the covered fiscal year that remain unvested as of year-end, determined as of year-end (b)	$1,224,340	$1,359,961	$1,447,187	$193,821	$270,365	$279,249

Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date (b)	—	—	—	$374	—	—

Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year (b)	$(287,720)	$207,858	$(748,484)	$(37,420)	$48,129	$(136,321)

Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year (b)	$29,852	$255,172	$(265,799)	$9,639	$70,600	$(55,027)

TOTAL Adjustments	$(461,683)	$529,904	$(701,724)	$(66,075)	$123,591	$(151,344)

(a)
Reflects the deduction of the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We did not grant any option awards during these years, so no deductions were made under the Stock Option column of the SCT. In addition, we do not sponsor or maintain any defined benefit pension plans and, therefore, no deduction was made related to pension value. Finally, certain performance awards granted in prior fiscal years failed to meet applicable vesting conditions during the applicable fiscal years, which is reflected in the adjustments.

(b)
For CAP purposes, the fair value of stock awards was determined in accordance with FASB ASC Topic 718. The fair value of stock awards was based on the closing price of the Company’s Common Stock at the relevant year-end
or vesting dates and projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amounts of 150%. The closing price of the Company’s Common Stock on December 31, 2022, 2021 and 2020 was $12.81, $14.71 and $10.91, respectively. With regards to the fair value of each LTIP performance based relative TSR award, the value was determined assuming the most probable outcome achieved using the Monte-Carlo simulation model, as well as projected payout amounts based on expected performance ranging from 0%, threshold, target or maximum amount of 150%. The below chart shows the fair value at December 31, 2022, 2021 and 2020 based on the Monte Carlo simulation model, as well as the grant date fair values based on the model:

	Fair Value as of
Description of Award	December 31, 2022	December 31, 2021	December 31, 2020	Grant Date

2022 LTIP (Performance-Based Relative TSR)	$10.02	N/A	N/A	$17.21

2021 LTIP (Performance-Based Relative TSR)	$12.77	$15.78	N/A	$16.09

2020 LTIP (Performance-Based Relative TSR)	$12.81	$11.60	$7.86	$5.77

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2022 to our performance were as listed below. We determined EPS to be the most important such financial performance measure.

Financial Performance Measures

• EPS

• Return on Average Tangible Common Equity

• Total Stockholder Return

• Net Interest Margin

• Efficiency Ratio

• Total Loan Growth

• Total Deposit Growth (retail)

Total Shareholder Return Amount	$ 99	110	78
Peer Group Total Shareholder Return Amount	116	125	91
Net Income (Loss)	$ 218,000,000	$ 205,000,000	$ 112,000,000
Company Selected Measure Amount	1.81	1.66	0.9
PEO Name	Kevin S. Kim	Kevin S. Kim	Kevin S. Kim
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Tangible Common Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Stockholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Interest Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Total Loan Growth
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Total Deposit Growth (retail)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (461,683)	$ 529,904	$ (701,724)
PEO [Member] | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,428,155)	(1,293,088)	(1,134,628)
PEO [Member] | Increase based on fair value of awards granted during the year that remain unvested as of year-end, determined as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,224,340	1,359,961	1,447,187
PEO [Member] | Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(287,720)	207,858	(748,484)
PEO [Member] | Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,852	255,172	(265,799)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(66,075)	123,591	(151,344)
Non-PEO NEO [Member] | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(232,490)	(265,504)	(239,245)
Non-PEO NEO [Member] | Increase based on fair value of awards granted during the year that remain unvested as of year-end, determined as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	193,821	270,365	279,249
Non-PEO NEO [Member] | Increase based on fair value of awards granted during the covered fiscal year that vested during the year, determined as of the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	374	0	0
Non-PEO NEO [Member] | Increase (deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end of covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,420)	48,129	(136,321)
Non-PEO NEO [Member] | Increase (deduction) for change in fair value from prior-year end to vesting date of awards granted prior to covered fiscal year that vested during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,639	$ 70,600	$ (55,027)